SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Summary of Segment Information
Inter-segment revenues are eliminated upon consolidation and reflected in the “adjustments and eliminations” column. All other adjustments and eliminations are part of detailed reconciliations presented further below.
5(b)    Information about reportable segments

Year ended December 31, 2025	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	86,293	176,862	226,524	489,679	—	489,679
Inter-segment	—	—	—	—	—	—
Cost of sales and selling expenses (excluding depreciation and amortization)	79,841	168,633	214,656	463,130	—	463,130
Segment operating profit/(loss)	304	3,441	5,028	8,773	—	—
Depreciation and amortization (including depreciation from right of use assets)	(1,626)	(3,334)	(1,880)	(6,840)	(80)	(6,920)
Impairment loss on financial assets	(17)	(88)	(35)	(140)	—	(140)
Interest income	30	90	22	142	3	145
Interest expense	(73)	(883)	(808)	(1,764)	(2)	(1,766)
Income tax (expense)/benefit	(158)	(301)	(859)	(1,318)	(185)	(1,503)

Other disclosures
Capital expenditure	502	2,048	795	3,345	—	3,345
5.    SEGMENT INFORMATION (continued)
5(b)    Information about reportable segments (continued)

Year ended December 31, 2024	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	72,608	172,793	227,271	472,672	—	472,672
Inter-segment	—	—	—	—	—	—
Cost of sales and selling expenses (excluding depreciation and amortization)	68,554	160,784	215,486	444,824	—	444,824
Segment operating profit/(loss)	(445)	7,134	5,197	11,886	—	—
Depreciation and amortization (including depreciation from right of use assets)	(1,509)	(3,049)	(1,447)	(6,005)	(81)	(6,086)
Impairment loss on financial assets	(91)	(552)	58	(585)	—	(585)
Interest income	77	93	34	204	4	208
Interest expense	(20)	(1,242)	(904)	(2,166)	(2)	(2,168)
Income tax (expense)/benefit	(35)	(1,036)	(1,353)	(2,424)	(385)	(2,809)

Other disclosures
Capital expenditure	868	2,799	590	4,257	14	4,271
5.    SEGMENT INFORMATION (continued)
5(b)    Information about reportable segments (continued)

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenues
External customers	58,649	166,925	200,198	425,772	—	425,772
Inter-segment	—	8	—	8	(8)	—
Cost of sales and selling expenses (excluding depreciation and amortization)	55,341	164,712	185,178	405,231	—	405,231
Segment operating profit/(loss)	1,794	(2,119)	8,628	8,303	—	—
Depreciation and amortization (including depreciation from right of use assets)	(1,506)	(3,202)	(1,424)	(6,132)	(79)	(6,211)
Impairment loss on financial assets	(10)	(4,530)	(100)	(4,640)	—	(4,640)
Interest income	103	86	11	200	5	205
Interest expense	(30)	(1,590)	(775)	(2,395)	(4)	(2,399)
Income tax (expense)/benefit	26	(39)	(632)	(645)	483	(162)

Other disclosures
Capital expenditure	1,952	1,629	710	4,291	3	4,294

Summary of Reconciliation of Segment Operating Profit (Loss)
5(c)    Reconciliation of segment operating profit (loss)

	For the year ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Segment operating profit	8,773	11,886	8,303
Corporate expenses and others	(2,848)	(2,646)	(2,548)
	5,925	9,240	5,755
Other operating income	593	1,365	433
Other operating expenses	(1)	(12)	—
Net impairment loss on financial and contract assets	(140)	(585)	(4,640)
Operating profit	6,377	10,008	1,548
Finance costs	(1,913)	(2,304)	(2,527)
Finance income	145	208	205
Gain on disposal of investment	662	—	—
Share of loss of associates	(2)	(2)	(2)
Exchange gain	861	823	679
Other income	587	878	570
Other expense	—	(234)	(9)
Profit/(loss) before tax	6,717	9,377	464

Summary of Reconciliation of Assets and Liabilities
5(d)    Segment assets and liabilities

	North Asia	Thailand	ROW	Total segments	Corporate adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2025
Total segment assets	47,578	184,907	138,193	370,678	10,235	380,913
Asset classified as held for sale	782	—	—	782	—	782
Total assets	48,360	184,907	138,193	371,460	10,235	381,695
Total liabilities	7,667	63,926	65,601	137,194	7,549	144,743
As of December 31, 2024
Total segment assets	45,789	157,053	126,272	329,114	9,999	339,113
Asset classified as held for sale	747	—	—	747	—	747
Total assets	46,535	157,053	126,272	329,861	9,999	339,860
Total liabilities	6,945	48,722	61,636	117,303	7,192	124,495
Reconciliation of assets:

	As of December 31,
	2025	2024
	US$’000	US$’000
Segment operating assets	371,460	329,861
Corporate and other assets	3,191	2,508
Investment in associates	875	807
Deferred tax assets	6,169	6,684
Total assets	381,695	339,860

	As of December 31,
	2025	2024
	US$’000	US$’000
Segment operating liabilities	137,194	117,303
Corporate liabilities	3,310	3,113
Deferred tax liabilities	4,239	4,079
Total liabilities	144,743	124,495

Summary of Revenue From External Customers Based Major Categories
(i)Revenue from external customers is summarized as the following major categories:

Year ended December 31, 2025	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	84,868	167,779	252,647	—	252,647
Enamel	83,028	75,856	—	158,884	—	158,884
SDI	3,204	—	36,603	39,807	—	39,807
Others*	61	16,138	22,142	38,341	—	38,341
	86,293	176,862	226,524	489,679	—	489,679
Timing of revenue recognition
At a point in time	83,089	176,832	194,952	454,873	—	454,873
Over time	3,204	30	31,572	34,806	—	34,806
	86,293	176,862	226,524	489,679	—	489,679
*include revenues from fabrication service contracts, and sale of other wires and cables products.
(i)Revenue from external customers is summarized as the following major categories (continued):

Year ended December 31, 2024	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	—	70,947	158,445	229,392	—	229,392
Enamel	68,980	82,333	—	151,313	—	151,313
SDI	3,501	—	59,887	63,388	—	63,388
Others*	127	19,513	8,939	28,579	—	28,579
	72,608	172,793	227,271	472,672	—	472,672
Timing of revenue recognition
At a point in time	69,107	172,766	185,319	427,192	—	427,192
Over time	3,501	27	41,952	45,480	—	45,480
	72,608	172,793	227,271	472,672	—	472,672
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Year ended December 31, 2023	North Asia	Thailand	ROW	Total segments	Corporate expense adjustments and eliminations	Consolidated
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue from external customers
Power	9	80,564	140,501	221,074	—	221,074
Enamel	55,959	79,510	1,972	137,441	—	137,441
SDI	2,667	—	55,028	57,695	—	57,695
Others*	14	6,851	2,697	9,562	—	9,562
	58,649	166,925	200,198	425,772	—	425,772
Timing of revenue recognition
At a point in time	55,982	166,832	173,004	395,818	—	395,818
Over time	2,667	93	27,194	29,954	—	29,954
	58,649	166,925	200,198	425,772	—	425,772
*include revenues from fabrication service contracts, and sale of other wires and cables products.

Summary of Disaggregated Revenues and Geographical Information
(ii)Revenue from external customers is attributed to individual countries based on the customer’s country of domicile and is summarized as follows:

	For the year ended Current period end
	2025	2024	2023
	US$’000	US$’000	US$’000
Revenues from external customers
Thailand	161,460	158,135	152,437
Singapore	147,612	154,379	135,227
Australia	62,715	67,106	62,139
China, Hong Kong, and Taiwan	90,591	76,146	62,239
India	1,116	923	973
Southeast Asia	26,179	15,983	12,741
Northeast Asia	6	—	16
	489,679	472,672	425,772
The total non-current assets other than financial instruments and deferred tax assets broken down by the country of domicile are summarized as follow:

	As of December 31,
	2025	2024
	US$’000	US$’000
Non-current assets by country:
Thailand	37,640	35,938
Singapore	5,755	4,371
China, Hong Kong, and Taiwan	7,560	8,546
Australia	7,738	6,894
Other	208	67
Total non-current assets	58,901	55,816